Schedule of Investments
(unaudited)
May 31, 2024
iShares
®
BBB Rated Corporate Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Corporate Bonds
Aerospace & Defense — 3.9%
Boeing Co. (The)
4.88% , 05/01/25 .................. USD 25 $ 24,720
2.75% , 02/01/26 .................. 25 23,660
2.20% , 02/04/26 .................. 75 70,416
5.04% , 05/01/27 .................. 105 102,622
5.15% , 05/01/30 .................. 100 95,197
6.53% , 05/01/34
(a)
................. 50 50,660
5.71% , 05/01/40 .................. 62 57,026
5.81% , 05/01/50 .................. 70 62,538
6.86% , 05/01/54
(a)
................. 35 35,498
5.93% , 05/01/60 .................. 50 44,072
General Electric Co., 6.75%, 03/15/32 ..... 45 49,122
Howmet Aerospace, Inc., 3.00%, 01/15/29 .. 35 31,609
Huntington Ingalls Industries, Inc., 3.84%,
05/01/25 ...................... 25 24,588
L3Harris Technologies, Inc.
4.40% , 06/15/28 .................. 64 61,991
5.35% , 06/01/34 .................. 50 49,345
5.05% , 04/27/45 .................. 15 13,856
Leidos, Inc., 4.38%, 05/15/30 .......... 26 24,426
Northrop Grumman Corp.
3.25% , 01/15/28
(b)
................. 75 70,482
4.03% , 10/15/47 .................. 53 42,109
5.25% , 05/01/50 .................. 25 23,805
RTX Corp.
4.13% , 11/16/28 .................. 115 110,230
5.15% , 02/27/33 .................. 30 29,472
6.10% , 03/15/34 .................. 50 52,340
4.50% , 06/01/42 .................. 70 60,818
4.15% , 05/15/45 .................. 35 28,262
4.63% , 11/16/48 .................. 35 30,103
2.82% , 09/01/51 .................. 45 27,464
6.40% , 03/15/54 .................. 30 32,750
1,329,181
Air Freight & Logistics — 0.4%
FedEx Corp.
3.10% , 08/05/29 .................. 75 68,160
3.25% , 05/15/41 .................. 35 25,520
4.75% , 11/15/45 .................. 30 25,727
5.25% , 05/15/50
(b)
................. 35 32,224
151,631
Automobile Components — 0.3%
Aptiv plc
3.25% , 03/01/32 .................. 20 17,230
3.10% , 12/01/51 .................. 30 18,451
4.15% , 05/01/52
(b)
................. 16 11,998
BorgWarner, Inc.
2.65% , 07/01/27 .................. 36 33,236
4.38% , 03/15/45 .................. 15 12,102
Lear Corp., 5.25%, 05/15/49 ........... 7 6,278
99,295
Automobiles — 0.5%
Ford Motor Co., 4.75%, 01/15/43 ........ 25 20,161
General Motors Co.
6.13% , 10/01/25 .................. 25 25,116
6.60% , 04/01/36 .................. 60 62,741
6.25% , 10/02/43 .................. 35 34,776
6.75% , 04/01/46 .................. 30 31,365
174,159
Security
Par (000)
Par (000) Value
Banks — 3.3%
Citigroup, Inc.
3.88% , 03/26/25 .................. USD 36 $ 35,440
4.60% , 03/09/26 .................. 34 33,458
4.45% , 09/29/27 .................. 75 72,909
4.13% , 07/25/28 .................. 25 23,897
6.63% , 06/15/32 .................. 35 37,282
6.68% , 09/13/43 .................. 24 26,217
4.75% , 05/18/46 .................. 45 39,354
Citizens Financial Group, Inc.
3.25% , 04/30/30 .................. 25 21,842
2.64% , 09/30/32 .................. 25 19,014
Comerica, Inc., 4.00%, 02/01/29 ......... 25 22,872
Fifth Third Bancorp
(SOFR Index + 2.19%), 6.36% , 10/27/28
(c)
45 45,781
(SOFR Index + 2.13%), 4.77% , 07/28/30
(c)
25 24,023
(1-day SOFR + 1.84%), 5.63% , 01/29/32
(c)
25 24,722
8.25% , 03/01/38 .................. 10 11,701
HSBC Holdings plc, 6.50%, 05/02/36 ...... 110 115,919
Huntington Bancshares, Inc., (1-day SOFR +
2.02%), 6.21%, 08/21/29
(c)
........... 20 20,361
KeyCorp
2.55% , 10/01/29 .................. 25 21,096
(SOFR Index + 2.06%), 4.79% , 06/01/33
(c)
53 48,144
Regions Financial Corp., 2.25%, 05/18/25 ... 50 48,376
Santander Holdings USA, Inc.
3.45% , 06/02/25 .................. 75 73,236
(1-day SOFR + 2.33%), 5.81% , 09/09/26
(c)
39 38,792
(1-day SOFR + 2.50%), 6.17% , 01/09/30
(c)
60 60,425
Wells Fargo & Co.
4.10% , 06/03/26 .................. 15 14,618
4.30% , 07/22/27 .................. 95 92,301
5.61% , 01/15/44 .................. 48 46,599
4.90% , 11/17/45 .................. 65 57,331
4.75% , 12/07/46 .................. 60 51,609
1,127,319
Beverages — 0.8%
Constellation Brands, Inc.
3.70% , 12/06/26 .................. 38 36,541
3.15% , 08/01/29 .................. 25 22,606
4.75% , 05/09/32 .................. 33 31,587
3.75% , 05/01/50 .................. 27 19,886
Keurig Dr Pepper, Inc.
4.60% , 05/25/28 .................. 30 29,357
Series 31* , 2.25% , 03/15/31 .......... 58 48,058
3.35% , 03/15/51 .................. 45 30,744
Molson Coors Beverage Co.
5.00% , 05/01/42 .................. 15 13,703
4.20% , 07/15/46 .................. 35 28,087
260,569
Biotechnology — 3.0%
Amgen, Inc.
2.60% , 08/19/26 .................. 25 23,627
2.20% , 02/21/27 .................. 135 124,704
2.45% , 02/21/30 .................. 25 21,667
2.30% , 02/25/31
(b)
................. 155 129,492
5.25% , 03/02/33 .................. 35 34,685
2.80% , 08/15/41 .................. 80 56,361
4.40% , 05/01/45
(b)
................. 60 50,651
4.66% , 06/15/51 .................. 85 72,574
2.77% , 09/01/53 .................. 94 56,090
5.75% , 03/02/63 .................. 45 44,205
Baxalta, Inc., 5.25%, 06/23/45 .......... 37 34,887
Biogen, Inc.
4.05% , 09/15/25 .................. 37 36,341

Schedule of Investments
(unaudited) (continued)
May 31, 2024
iShares
®
BBB Rated Corporate Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Biotechnology (continued)
2.25% , 05/01/30 .................. USD 40 $ 33,685
3.15% , 05/01/50 .................. 16 10,328
3.25% , 02/15/51 .................. 33 21,875
Gilead Sciences, Inc.
3.50% , 02/01/25 .................. 36 35,512
3.65% , 03/01/26 .................. 25 24,295
1.65% , 10/01/30 .................. 70 57,116
4.80% , 04/01/44 .................. 65 58,528
4.75% , 03/01/46 .................. 65 57,710
Regeneron Pharmaceuticals, Inc.
1.75% , 09/15/30 .................. 22 17,929
2.80% , 09/15/50 .................. 25 15,284
1,017,546
Broadline Retail — 0.2%
eBay, Inc.
3.60% , 06/05/27 .................. 49 46,858
2.70% , 03/11/30 .................. 25 21,915
3.65% , 05/10/51 .................. 20 14,213
82,986
Building Products — 0.7%
Carlisle Cos., Inc., 3.75%, 12/01/27 ....... 49 46,554
Carrier Global Corp.
2.49% , 02/15/27 .................. 61 56,761
5.90% , 03/15/34 .................. 25 25,930
3.58% , 04/05/50 .................. 48 34,979
Johnson Controls International plc
2.00% , 09/16/31 .................. 29 23,290
4.50% , 02/15/47
(b)
................. 15 12,615
Trane Technologies Financing Ltd., 3.80%,
03/21/29 ...................... 35 33,143
Trane Technologies Global Holding Co. Ltd.,
5.75%, 06/15/43 ................. 15 15,200
248,472
Capital Markets — 4.9%
AerCap Ireland Capital DAC
1.65% , 10/29/24 .................. 150 147,479
6.15% , 09/30/30 .................. 180 185,134
Ares Capital Corp.
2.15% , 07/15/26 .................. 70 64,570
2.88% , 06/15/28 .................. 40 35,540
Blackstone Private Credit Fund
4.70% , 03/24/25 .................. 37 36,610
3.25% , 03/15/27 .................. 50 46,089
Blackstone Secured Lending Fund, 2.85%,
09/30/28 ...................... 33 28,975
Blue Owl Capital Corp., 3.40%, 07/15/26 ... 43 40,506
CI Financial Corp.
3.20% , 12/17/30 .................. 20 15,645
4.10% , 06/15/51 .................. 15 9,576
Deutsche Bank AG
(c)
(1-day SOFR + 3.19%), 6.12% , 07/14/26 . 150 150,233
(1-day SOFR + 2.52%), 7.15% , 07/13/27 . 155 158,820
FS KKR Capital Corp., 3.13%, 10/12/28 .... 35 30,378
Goldman Sachs Group, Inc. (The)
4.25% , 10/21/25 .................. 37 36,324
6.45% , 05/01/36 .................. 25 26,493
6.75% , 10/01/37 .................. 75 81,238
5.15% , 05/22/45
(b)
................. 50 47,354
Golub Capital BDC, Inc., 2.50%, 08/24/26 ... 25 22,973
Jefferies Financial Group, Inc.
5.88% , 07/21/28 .................. 30 30,104
2.63% , 10/15/31 .................. 35 28,162
6.25% , 01/15/36 .................. 10 10,107
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Moody's Corp.
4.25% , 08/08/32
(b)
................. USD 20 $ 18,717
3.75% , 02/25/52 .................. 15 11,225
Morgan Stanley
5.00% , 11/24/25 .................. 65 64,483
4.35% , 09/08/26 .................. 20 19,572
3.95% , 04/23/27 .................. 68 65,555
Nasdaq, Inc.
1.65% , 01/15/31 .................. 35 27,900
3.25% , 04/28/50 .................. 25 16,694
5.95% , 08/15/53 .................. 20 20,299
Nomura Holdings, Inc., 2.61%, 07/14/31 .... 200 164,485
1,641,240
Chemicals — 2.2%
Albemarle Corp., 4.65%, 06/01/27 ........ 41 40,134
Celanese US Holdings LLC
6.17% , 07/15/27 .................. 25 25,331
6.33% , 07/15/29 .................. 37 37,989
6.70% , 11/15/33 .................. 30 31,542
CF Industries, Inc., 5.38%, 03/15/44 ...... 25 23,057
Dow Chemical Co. (The)
2.10% , 11/15/30
(b)
................. 78 65,378
4.38% , 11/15/42 .................. 45 37,636
3.60% , 11/15/50 .................. 45 31,718
DuPont de Nemours, Inc.
4.73% , 11/15/28 .................. 50 49,668
5.32% , 11/15/38 .................. 30 30,220
5.42% , 11/15/48 .................. 35 35,266
Eastman Chemical Co.
4.50% , 12/01/28 .................. 34 33,010
4.65% , 10/15/44 .................. 25 20,994
FMC Corp.
3.45% , 10/01/29
(b)
................. 16 14,364
4.50% , 10/01/49 .................. 15 11,560
International Flavors & Fragrances, Inc.
4.38% , 06/01/47 .................. 10 7,689
5.00% , 09/26/48 .................. 5 4,241
LYB International Finance III LLC
2.25% , 10/01/30 .................. 25 21,003
3.38% , 10/01/40 .................. 15 11,055
4.20% , 05/01/50 .................. 40 30,698
3.80% , 10/01/60 .................. 30 20,411
Mosaic Co. (The), 4.05%, 11/15/27
(b)
...... 30 28,817
Nutrien Ltd.
2.95% , 05/13/30 .................. 22 19,403
3.95% , 05/13/50 .................. 20 15,101
Sherwin-Williams Co. (The)
3.45% , 06/01/27 .................. 63 60,015
4.50% , 06/01/47 .................. 35 29,661
Westlake Corp.
5.00% , 08/15/46 .................. 15 13,183
3.13% , 08/15/51
(b)
................. 15 9,464
758,608
Commercial Services & Supplies — 0.7%
RELX Capital, Inc., 4.00%, 03/18/29 ...... 52 49,633
Republic Services, Inc.
3.38% , 11/15/27 .................. 66 62,544
2.38% , 03/15/33
(b)
................. 46 36,555
Veralto Corp., 5.45%, 09/18/33
(a)
........ 25 24,731
Waste Connections, Inc.
2.20% , 01/15/32 .................. 18 14,540
3.20% , 06/01/32
(b)
................. 19 16,412

Schedule of Investments
(unaudited) (continued)
May 31, 2024
iShares
®
BBB Rated Corporate Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
2.95% , 01/15/52 .................. USD 25 $ 15,917
220,332
Communications Equipment — 0.2%
Motorola Solutions, Inc.
4.60% , 02/23/28 .................. 22 21,422
2.75% , 05/24/31 .................. 25 21,092
5.60% , 06/01/32 .................. 21 21,104
63,618
Construction & Engineering — 0.1%
Quanta Services, Inc.
2.35% , 01/15/32 .................. 25 20,183
3.05% , 10/01/41 .................. 15 10,540
30,723
Construction Materials — 0.3%
Martin Marietta Materials, Inc.
3.50% , 12/15/27 .................. 65 61,434
3.20% , 07/15/51 .................. 25 16,834
Vulcan Materials Co.
3.50% , 06/01/30 .................. 29 26,324
4.50% , 06/15/47 .................. 12 10,035
114,627
Consumer Finance — 3.3%
Ally Financial, Inc.
4.75% , 06/09/27 .................. 36 34,944
2.20% , 11/02/28 .................. 25 21,608
8.00% , 11/01/31 .................. 20 21,907
American Express Co., 3.63%, 12/05/24 .... 15 14,847
Capital One Financial Corp.
3.75% , 03/09/27 .................. 100 95,766
3.65% , 05/11/27 .................. 80 76,355
Discover Financial Services, 4.10%, 02/09/27 90 86,366
Ford Motor Credit Co. LLC, 7.12%, 11/07/33 . 210 221,335
General Motors Financial Co., Inc.
3.80% , 04/07/25 .................. 42 41,324
6.05% , 10/10/25 .................. 60 60,251
1.25% , 01/08/26 .................. 135 126,080
2.35% , 02/26/27 .................. 90 82,941
5.00% , 04/09/27 .................. 47 46,446
5.85% , 04/06/30
(b)
................. 30 30,253
2.35% , 01/08/31 .................. 60 48,921
6.10% , 01/07/34 .................. 25 25,161
5.95% , 04/04/34 .................. 25 24,864
Synchrony Financial
4.50% , 07/23/25 .................. 36 35,339
5.15% , 03/19/29 .................. 25 23,938
2.88% , 10/28/31 .................. 17 13,640
1,132,286
Consumer Staples Distribution & Retail — 1.0%
Dollar General Corp.
3.88% , 04/15/27 .................. 35 33,705
3.50% , 04/03/30 .................. 32 28,912
5.45% , 07/05/33 .................. 10 9,893
4.13% , 04/03/50 .................. 15 11,366
Dollar Tree, Inc.
4.00% , 05/15/25 .................. 46 45,342
4.20% , 05/15/28 .................. 25 23,956
Kroger Co. (The)
2.65% , 10/15/26 .................. 35 32,968
2.20% , 05/01/30 .................. 25 21,132
4.45% , 02/01/47 .................. 18 14,957
3.95% , 01/15/50 .................. 29 22,329
Security
Par (000)
Par (000) Value
Consumer Staples Distribution & Retail (continued)
Sysco Corp.
3.30% , 07/15/26 .................. USD 30 $ 28,808
5.95% , 04/01/30 .................. 30 31,145
6.60% , 04/01/50 .................. 30 33,345
3.15% , 12/14/51 .................. 20 13,058
350,916
Containers & Packaging — 0.7%
Amcor Flexibles North America, Inc., 2.69%,
05/25/31 ...................... 40 33,412
Avery Dennison Corp., 2.25%, 02/15/32 .... 15 12,130
Berry Global, Inc., 5.65%, 01/15/34
(a)
...... 25 24,396
International Paper Co., 4.40%, 08/15/47 ... 40 32,469
Packaging Corp. of America, 3.05%, 10/01/51
(b)
20 12,969
Sonoco Products Co.
2.85% , 02/01/32 .................. 28 23,327
5.75% , 11/01/40 .................. 15 14,809
WRKCo, Inc.
3.75% , 03/15/25 .................. 31 30,607
4.90% , 03/15/29
(b)
................. 25 24,690
3.00% , 06/15/33 .................. 15 12,491
221,300
Distributors — 0.1%
Genuine Parts Co., 2.75%, 02/01/32 ...... 20 16,553
LKQ Corp., 6.25%, 06/15/33
(b)
.......... 15 15,420
31,973
Diversified REITs — 0.7%
Digital Realty Trust LP, 3.70%, 08/15/27 .... 65 61,910
Invitation Homes Operating Partnership LP,
2.30%, 11/15/28 ................. 46 40,513
VICI Properties LP
4.38% , 05/15/25 .................. 56 55,237
4.75% , 02/15/28 .................. 50 48,565
5.63% , 05/15/52 .................. 17 15,257
221,482
Diversified Telecommunication Services — 6.3%
AT&T, Inc.
1.70% , 03/25/26 .................. 30 28,083
4.25% , 03/01/27 .................. 25 24,419
2.30% , 06/01/27 .................. 150 137,797
2.75% , 06/01/31 .................. 125 106,258
2.55% , 12/01/33 .................. 35 27,637
5.40% , 02/15/34 .................. 25 24,838
4.50% , 05/15/35 .................. 95 87,004
3.50% , 06/01/41 .................. 35 26,706
4.50% , 03/09/48 .................. 45 37,141
3.65% , 06/01/51 .................. 30 21,187
3.50% , 09/15/53 .................. 174 117,636
3.55% , 09/15/55
(b)
................. 30 20,172
3.80% , 12/01/57 .................. 85 59,066
3.65% , 09/15/59 .................. 145 96,819
Bell Telephone Co. of Canada or Bell Canada
5.20% , 02/15/34 .................. 25 24,357
4.46% , 04/01/48 .................. 35 29,147
Series US-4 , 3.65% , 03/17/51 ......... 30 21,605
British Telecommunications plc, 9.63%,
12/15/30
(d)
..................... 50 60,871
Deutsche Telekom International Finance BV,
8.75%, 06/15/30
(d)
................ 67 78,089
Orange SA
9.00% , 03/01/31
(d)
................. 45 53,752
5.38% , 01/13/42 .................. 25 24,071
Sprint Capital Corp., 6.88%, 11/15/28 ...... 102 107,821
Telefonica Emisiones SA, 7.05%, 06/20/36 .. 25 27,175

Schedule of Investments
(unaudited) (continued)
May 31, 2024
iShares
®
BBB Rated Corporate Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
TELUS Corp., 4.60%, 11/16/48 ......... USD 25 $ 20,937
Verizon Communications, Inc.
1.45% , 03/20/26 .................. 148 138,304
4.33% , 09/21/28
(b)
................. 116 112,497
1.68% , 10/30/30 .................. 90 72,489
2.55% , 03/21/31 .................. 131 110,545
2.36% , 03/15/32 .................. 85 68,991
5.05% , 05/09/33 .................. 65 63,871
3.40% , 03/22/41 .................. 75 57,418
4.86% , 08/21/46 .................. 70 64,043
2.88% , 11/20/50
(b)
................. 30 18,896
3.55% , 03/22/51
(b)
................. 115 82,383
2.99% , 10/30/56 .................. 85 51,840
3.70% , 03/22/61
(b)
................. 50 35,019
2,138,884
Electric Utilities — 4.7%
AEP Texas, Inc.
Series I , 2.10% , 07/01/30
(b)
........... 25 20,662
5.25% , 05/15/52 .................. 20 17,950
American Electric Power Co., Inc.
5.95% , 11/01/32 .................. 20 20,426
5.63% , 03/01/33 .................. 25 24,825
Avangrid, Inc., 3.20%, 04/15/25 ......... 12 11,741
Duke Energy Corp.
2.45% , 06/01/30 .................. 90 76,730
5.75% , 09/15/33 .................. 50 50,600
3.75% , 09/01/46 .................. 43 31,600
3.50% , 06/15/51 .................. 35 23,702
Edison International, 6.95%, 11/15/29 ..... 35 37,183
Emera US Finance LP, 4.75%, 06/15/46 .... 19 15,298
Entergy Corp.
1.90% , 06/15/28 .................. 25 21,870
2.40% , 06/15/31 .................. 40 32,890
Evergy, Inc., 2.90%, 09/15/29 .......... 25 22,171
Eversource Energy
2.90% , 03/01/27 .................. 80 74,765
5.50% , 01/01/34 .................. 50 48,891
Exelon Corp.
3.95% , 06/15/25 .................. 54 53,106
5.15% , 03/15/28 .................. 88 87,549
4.05% , 04/15/30 .................. 36 33,776
4.70% , 04/15/50 .................. 25 21,313
5.60% , 03/15/53 .................. 15 14,520
NextEra Energy Capital Holdings, Inc.
4.20% , 06/20/24 .................. 39 38,966
4.45% , 06/20/25 .................. 27 26,734
5.75% , 09/01/25 .................. 25 25,030
2.25% , 06/01/30 .................. 125 105,598
5.25% , 02/28/53 .................. 20 18,626
Pacific Gas & Electric Co.
3.50% , 06/15/25 .................. 25 24,425
3.45% , 07/01/25 .................. 25 24,412
3.15% , 01/01/26 .................. 25 24,035
4.55% , 07/01/30 .................. 60 56,650
3.25% , 06/01/31 .................. 55 47,239
6.40% , 06/15/33 .................. 30 31,139
4.00% , 12/01/46 .................. 40 29,187
4.95% , 07/01/50 .................. 60 50,070
3.50% , 08/01/50
(b)
................. 30 19,778
6.75% , 01/15/53 .................. 28 29,605
Southern Co. (The)
3.25% , 07/01/26 .................. 73 70,073
5.50% , 03/15/29 .................. 75 75,802
5.70% , 10/15/32 .................. 25 25,497
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
4.40% , 07/01/46 .................. USD 45 $ 37,559
Southwestern Electric Power Co., Series N,
1.65%, 03/15/26 ................. 35 32,744
Xcel Energy, Inc., 2.60%, 12/01/29 ....... 45 39,116
1,573,853
Electrical Equipment — 0.2%
Regal Rexnord Corp.
6.05% , 04/15/28 .................. 35 35,487
6.40% , 04/15/33
(b)
................. 25 25,719
61,206
Electronic Equipment, Instruments & Components — 0.8%
Amphenol Corp., 2.20%, 09/15/31 ........ 34 27,799
Arrow Electronics, Inc., 2.95%, 02/15/32 .... 19 15,857
CDW LLC, 3.28%, 12/01/28 ........... 54 48,782
Corning, Inc.
4.38% , 11/15/57 .................. 25 19,477
5.45% , 11/15/79 .................. 12 11,001
Flex Ltd., 4.88%, 06/15/29 ............ 23 22,228
Jabil, Inc., 3.95%, 01/12/28 ............ 38 35,942
Keysight Technologies, Inc., 3.00%, 10/30/29 . 11 9,761
TD SYNNEX Corp.
2.38% , 08/09/28 .................. 25 22,100
2.65% , 08/09/31 .................. 20 16,285
Teledyne Technologies, Inc., 2.75%, 04/01/31
(b)
30 25,350
Trimble, Inc., 6.10%, 03/15/33
(b)
......... 20 20,584
Vontier Corp., 2.95%, 04/01/31 ......... 10 8,242
283,408
Energy Equipment & Services — 0.4%
Halliburton Co.
4.85% , 11/15/35 .................. 25 23,870
7.45% , 09/15/39 .................. 15 17,718
4.50% , 11/15/41 .................. 25 21,643
5.00% , 11/15/45 .................. 40 36,588
NOV, Inc.
3.60% , 12/01/29 .................. 20 18,322
3.95% , 12/01/42 .................. 20 15,022
133,163
Entertainment — 0.4%
Electronic Arts, Inc., 2.95%, 02/15/51
(b)
..... 25 15,982
Netflix, Inc., 5.88%, 11/15/28 ........... 90 92,542
Take-Two Interactive Software, Inc., 3.55%,
04/14/25 ...................... 18 17,690
126,214
Financial Services — 1.9%
Block Financial LLC, 2.50%, 07/15/28 ..... 37 32,870
Corebridge Financial, Inc.
3.65% , 04/05/27 .................. 46 43,921
3.85% , 04/05/29 .................. 40 37,304
4.40% , 04/05/52 .................. 20 15,832
Equitable Holdings, Inc.
4.35% , 04/20/28 .................. 31 29,760
5.59% , 01/11/33 .................. 10 10,011
5.00% , 04/20/48 .................. 25 22,287
Fidelity National Information Services, Inc.
1.15% , 03/01/26 .................. 62 57,504
5.10% , 07/15/32
(b)
................. 20 19,720
3.10% , 03/01/41 .................. 20 14,422
Fiserv, Inc.
3.20% , 07/01/26 .................. 49 46,922
3.50% , 07/01/29 .................. 75 69,211
5.63% , 08/21/33 .................. 40 40,160
4.40% , 07/01/49 .................. 30 24,433

Schedule of Investments
(unaudited) (continued)
May 31, 2024
iShares
®
BBB Rated Corporate Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Financial Services (continued)
Global Payments, Inc.
1.20% , 03/01/26 .................. USD 95 $ 88,091
3.20% , 08/15/29 .................. 25 22,284
4.15% , 08/15/49 .................. 25 18,898
Jackson Financial, Inc., 4.00%, 11/23/51
(b)
... 10 6,716
Western Union Co. (The), 1.35%, 03/15/26 .. 37 34,261
634,607
Food Products — 2.8%
Bunge Ltd. Finance Corp.
3.75% , 09/25/27 .................. 35 33,279
2.75% , 05/14/31 .................. 18 15,312
Campbell Soup Co.
4.15% , 03/15/28 .................. 28 26,991
3.13% , 04/24/50 .................. 15 9,708
Conagra Brands, Inc.
1.38% , 11/01/27 .................. 67 58,520
5.40% , 11/01/48 .................. 25 22,792
General Mills, Inc.
4.00% , 04/17/25 .................. 37 36,517
3.20% , 02/10/27 .................. 55 52,235
2.25% , 10/14/31 .................. 50 41,014
3.00% , 02/01/51
(b)
................. 17 10,793
J M Smucker Co. (The)
3.50% , 03/15/25 .................. 25 24,647
2.13% , 03/15/32 .................. 19 15,180
4.38% , 03/15/45 .................. 20 16,585
JBS USA Holding Lux SARL
3.00% , 05/15/32 .................. 100 81,336
6.50% , 12/01/52 .................. 35 35,123
Kellanova
3.40% , 11/15/27 .................. 38 35,828
4.50% , 04/01/46 .................. 12 10,116
Kraft Heinz Foods Co.
3.00% , 06/01/26 .................. 25 23,931
5.00% , 07/15/35 .................. 65 63,014
6.50% , 02/09/40 .................. 23 24,651
4.38% , 06/01/46 .................. 110 90,281
McCormick & Co., Inc.
0.90% , 02/15/26 .................. 41 38,015
1.85% , 02/15/31 .................. 16 12,928
Mondelez International, Inc.
1.50% , 05/04/25 .................. 26 25,057
3.00% , 03/17/32 .................. 35 29,980
2.63% , 09/04/50 .................. 30 18,078
Tyson Foods, Inc.
3.95% , 08/15/24 .................. 30 29,905
4.35% , 03/01/29 .................. 50 48,017
5.10% , 09/28/48 .................. 30 26,154
955,987
Gas Utilities — 0.0%
National Fuel Gas Co., 2.95%, 03/01/31 .... 15 12,490
Ground Transportation — 0.6%
Canadian Pacific Railway Co.
1.75% , 12/02/26
(b)
................. 35 32,137
2.05% , 03/05/30 .................. 25 21,150
3.50% , 05/01/50 .................. 15 10,797
3.10% , 12/02/51
(b)
................. 15 9,941
6.13% , 09/15/2115 ................ 10 10,117
Norfolk Southern Corp.
4.45% , 03/01/33 .................. 30 28,279
3.05% , 05/15/50 .................. 65 42,510
5.35% , 08/01/54 .................. 10 9,516
Security
Par (000)
Par (000) Value
Ground Transportation (continued)
3.16% , 05/15/55 .................. USD 30 $ 18,963
Ryder System, Inc., 5.25%, 06/01/28
(b)
..... 30 30,052
213,462
Health Care Equipment & Supplies — 2.1%
Baxter International, Inc.
1.92% , 02/01/27 .................. 46 41,997
3.95% , 04/01/30 .................. 25 23,107
2.54% , 02/01/32
(b)
................. 40 32,472
3.13% , 12/01/51
(b)
................. 20 12,476
Becton Dickinson & Co.
3.36% , 06/06/24 .................. 37 36,994
4.69% , 02/13/28 .................. 46 45,132
1.96% , 02/11/31 .................. 44 35,735
4.67% , 06/06/47 .................. 35 30,382
3.79% , 05/20/50 .................. 15 11,318
Boston Scientific Corp.
1.90% , 06/01/25 .................. 10 9,656
2.65% , 06/01/30 .................. 22 19,179
4.70% , 03/01/49 .................. 20 17,698
GE HealthCare Technologies, Inc., 5.65%,
11/15/27 ...................... 115 116,354
Koninklijke Philips NV
6.88% , 03/11/38 .................. 20 22,015
5.00% , 03/15/42 .................. 15 13,578
Smith & Nephew plc, 2.03%, 10/14/30 ..... 26 21,285
Solventum Corp.
(a)
5.45% , 03/13/31 .................. 50 49,317
5.90% , 04/30/54
(b)
................. 25 24,026
Stryker Corp.
1.15% , 06/15/25 .................. 15 14,362
3.50% , 03/15/26 .................. 55 53,277
4.63% , 03/15/46 .................. 30 26,423
Zimmer Biomet Holdings, Inc.
3.05% , 01/15/26 .................. 35 33,669
2.60% , 11/24/31 .................. 13 10,740
701,192
Health Care Providers & Services — 6.4%
Aetna, Inc.
3.50% , 11/15/24 .................. 36 35,661
6.63% , 06/15/36 .................. 14 14,920
4.13% , 11/15/42 .................. 15 11,881
3.88% , 08/15/47 .................. 20 14,653
Cardinal Health, Inc.
3.41% , 06/15/27 .................. 30 28,474
4.37% , 06/15/47 .................. 15 12,105
Cencora, Inc.
2.80% , 05/15/30 .................. 30 26,253
4.30% , 12/15/47 .................. 20 16,501
Centene Corp.
4.63% , 12/15/29 .................. 100 93,982
2.63% , 08/01/31 .................. 60 48,882
Cigna Group (The)
4.38% , 10/15/28 .................. 113 109,237
5.40% , 03/15/33 .................. 55 54,982
5.25% , 02/15/34 .................. 35 34,278
4.80% , 07/15/46 .................. 50 44,045
3.40% , 03/15/50 .................. 25 16,994
3.40% , 03/15/51 .................. 68 46,209
CVS Health Corp.
3.88% , 07/20/25 .................. 65 63,785
5.00% , 02/20/26 .................. 36 35,653
1.30% , 08/21/27 .................. 30 26,443
4.30% , 03/25/28 .................. 60 57,813
5.13% , 02/21/30 .................. 65 63,895

Schedule of Investments
(unaudited) (continued)
May 31, 2024
iShares
®
BBB Rated Corporate Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
2.13% , 09/15/31 .................. USD 35 $ 27,901
5.25% , 02/21/33 .................. 48 46,647
4.78% , 03/25/38 .................. 85 75,606
5.05% , 03/25/48 .................. 110 94,679
4.25% , 04/01/50 .................. 25 18,978
5.63% , 02/21/53 .................. 74 68,637
Elevance Health, Inc.
3.35% , 12/01/24 .................. 10 9,896
2.38% , 01/15/25 .................. 36 35,395
1.50% , 03/15/26 .................. 75 70,020
2.55% , 03/15/31 .................. 47 39,737
4.38% , 12/01/47 .................. 35 29,170
3.13% , 05/15/50 .................. 25 16,654
3.60% , 03/15/51 .................. 85 60,844
HCA, Inc.
5.38% , 02/01/25 .................. 65 64,795
5.25% , 06/15/26 .................. 35 34,804
3.13% , 03/15/27 .................. 80 75,280
4.13% , 06/15/29 .................. 60 56,521
3.50% , 09/01/30 .................. 65 58,172
5.60% , 04/01/34 .................. 50 49,504
5.50% , 06/15/47 .................. 30 27,778
5.25% , 06/15/49 .................. 40 35,501
3.50% , 07/15/51 .................. 54 36,029
Humana, Inc.
3.85% , 10/01/24 .................. 37 36,821
3.70% , 03/23/29 .................. 60 55,941
5.95% , 03/15/34 .................. 35 35,645
3.95% , 08/15/49 .................. 40 29,884
Laboratory Corp. of America Holdings
1.55% , 06/01/26 .................. 36 33,346
4.70% , 02/01/45 .................. 20 17,585
Quest Diagnostics, Inc., 4.20%, 06/30/29 ... 41 39,352
Universal Health Services, Inc.
2.65% , 10/15/30 .................. 30 25,263
2.65% , 01/15/32 .................. 5 4,050
2,167,081
Health Care REITs — 0.9%
Healthcare Realty Holdings LP, 3.75%,
07/01/27 ...................... 59 55,625
Healthpeak OP LLC
2.13% , 12/01/28 .................. 45 39,522
3.00% , 01/15/30 .................. 37 32,651
Omega Healthcare Investors, Inc., 3.25%,
04/15/33 ...................... 25 20,017
Sabra Health Care LP, 3.20%, 12/01/31 .... 35 28,774
Ventas Realty LP, 4.75%, 11/15/30 ....... 39 37,177
Welltower OP LLC
4.00% , 06/01/25 .................. 10 9,832
2.05% , 01/15/29 .................. 35 30,345
2.80% , 06/01/31 .................. 30 25,475
2.75% , 01/15/32 .................. 25 20,865
4.95% , 09/01/48 .................. 16 14,307
314,590
Hotel & Resort REITs — 0.1%
Host Hotels & Resorts LP, Series H, 3.38%,
12/15/29 ...................... 25 22,220
Hotels, Restaurants & Leisure — 2.1%
Expedia Group, Inc.
5.00% , 02/15/26
(b)
................. 20 19,802
3.25% , 02/15/30
(b)
................. 10 8,923
2.95% , 03/15/31 .................. 35 30,125
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
GLP Capital LP
5.75% , 06/01/28 .................. USD 31 $ 30,908
5.30% , 01/15/29 .................. 25 24,472
Marriott International, Inc.
Series EE , 5.75% , 05/01/25 ........... 23 23,012
5.00% , 10/15/27 .................. 93 92,469
Series GG , 3.50% , 10/15/32 .......... 35 30,265
McDonald's Corp.
3.38% , 05/26/25 .................. 25 24,498
3.30% , 07/01/25 .................. 36 35,219
3.70% , 01/30/26 .................. 25 24,388
3.60% , 07/01/30 .................. 70 64,479
4.95% , 08/14/33 .................. 35 34,274
6.30% , 03/01/38 .................. 20 21,384
4.88% , 12/09/45 .................. 32 28,863
3.63% , 09/01/49 .................. 45 32,716
5.45% , 08/14/53 .................. 30 29,104
Starbucks Corp.
4.75% , 02/15/26 .................. 68 67,400
2.55% , 11/15/30 .................. 45 38,569
3.00% , 02/14/32 .................. 15 12,906
4.45% , 08/15/49 .................. 21 17,265
3.50% , 11/15/50 .................. 36 25,368
716,409
Household Durables — 0.2%
DR Horton, Inc., 1.40%, 10/15/27 ........ 35 30,950
Lennar Corp., 4.75%, 11/29/27 .......... 28 27,637
Whirlpool Corp., 4.60%, 05/15/50
(b)
....... 20 15,594
74,181
Household Products — 0.1%
Church & Dwight Co., Inc., 5.00%, 06/15/52 .. 15 13,864
Clorox Co. (The), 1.80%, 05/15/30 ....... 23 19,027
32,891
Independent Power and Renewable Electricity Producers — 0.3%
AES Corp. (The), 2.45%, 01/15/31 ....... 25 20,515
Constellation Energy Generation LLC
5.60% , 03/01/28 .................. 35 35,306
5.80% , 03/01/33 .................. 15 15,237
6.25% , 10/01/39 .................. 20 20,691
5.60% , 06/15/42 .................. 20 19,221
110,970
Industrial Conglomerates — 0.2%
3M Co.
2.88% , 10/15/27
(b)
................. 35 32,515
3.70% , 04/15/50 .................. 55 40,056
72,571
Insurance — 2.2%
Allstate Corp. (The)
1.45% , 12/15/30 .................. 25 19,758
5.25% , 03/30/33 .................. 55 54,532
American International Group, Inc.
5.13% , 03/27/33 .................. 35 34,337
4.80% , 07/10/45 .................. 20 18,037
4.38% , 06/30/50 .................. 30 24,942
Aon Corp.
2.80% , 05/15/30 .................. 47 40,910
3.90% , 02/28/52 .................. 28 20,588
Aon Global Ltd.
3.88% , 12/15/25 .................. 70 68,266
4.75% , 05/15/45 .................. 21 18,168
Aon North America, Inc., 5.45%, 03/01/34 ... 50 49,480
Arch Capital Group Ltd., 3.64%, 06/30/50 ... 25 18,110

Schedule of Investments
(unaudited) (continued)
May 31, 2024
iShares
®
BBB Rated Corporate Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance (continued)
Arthur J Gallagher & Co., 5.75%, 07/15/54 .. USD 25 $ 24,216
Athene Holding Ltd.
6.15% , 04/03/30 .................. 10 10,308
3.50% , 01/15/31 .................. 18 15,883
Brighthouse Financial, Inc., 4.70%, 06/22/47 . 15 11,584
Brown & Brown, Inc.
2.38% , 03/15/31 .................. 20 16,359
4.95% , 03/17/52 .................. 20 16,869
CNA Financial Corp., 3.45%, 08/15/27 ..... 60 56,664
Enstar Group Ltd., 3.10%, 09/01/31 ....... 25 20,270
Everest Reinsurance Holdings, Inc., 3.13%,
10/15/52 ...................... 30 18,499
Fairfax Financial Holdings Ltd., 3.38%,
03/03/31 ...................... 25 21,628
Fidelity National Financial, Inc., 3.40%,
06/15/30 ...................... 15 13,255
Hartford Financial Services Group, Inc. (The)
2.80% , 08/19/29 .................. 28 24,855
3.60% , 08/19/49 .................. 20 14,499
2.90% , 09/15/51 .................. 10 6,283
Lincoln National Corp.
3.05% , 01/15/30 .................. 22 19,403
7.00% , 06/15/40 .................. 7 7,642
Markel Group, Inc.
5.00% , 04/05/46 .................. 15 13,229
3.45% , 05/07/52 .................. 30 19,966
Old Republic International Corp., 3.85%,
06/11/51 ...................... 15 10,511
Willis North America, Inc.
4.50% , 09/15/28 .................. 32 30,943
3.88% , 09/15/49 .................. 17 12,279
752,273
IT Services — 0.3%
Kyndryl Holdings, Inc.
2.05% , 10/15/26 .................. 18 16,571
2.70% , 10/15/28 .................. 25 22,160
4.10% , 10/15/41 .................. 15 11,556
VeriSign, Inc., 2.70%, 06/15/31 ......... 42 34,816
85,103
Leisure Products — 0.1%
Hasbro, Inc., 3.55%, 11/19/26 .......... 35 33,318
Life Sciences Tools & Services — 0.2%
Agilent Technologies, Inc., 2.30%, 03/12/31 .. 24 19,879
Revvity, Inc., 1.90%, 09/15/28 .......... 37 32,133
52,012
Machinery — 1.1%
CNH Industrial Capital LLC
3.95% , 05/23/25 .................. 31 30,505
1.88% , 01/15/26 .................. 15 14,150
Flowserve Corp., 2.80%, 01/15/32 ....... 15 12,325
Fortive Corp., 4.30%, 06/15/46 .......... 10 8,263
IDEX Corp., 2.63%, 06/15/31 ........... 20 16,610
Ingersoll Rand, Inc., 5.70%, 08/14/33 ...... 35 35,663
Otis Worldwide Corp.
2.57% , 02/15/30 .................. 39 33,917
3.11% , 02/15/40
(b)
................. 25 18,581
Parker-Hannifin Corp.
3.25% , 03/01/27 .................. 41 39,055
3.25% , 06/14/29 .................. 50 45,688
4.00% , 06/14/49 .................. 30 23,521
Stanley Black & Decker, Inc.
2.30% , 02/24/25 .................. 30 29,300
4.25% , 11/15/28 .................. 35 33,657
Security
Par (000)
Par (000) Value
Machinery (continued)
4.85% , 11/15/48 .................. USD 15 $ 12,709
Westinghouse Air Brake Technologies Corp.,
4.70%, 09/15/28
(d)
................ 33 32,260
386,204
Media — 3.3%
Charter Communications Operating LLC
4.91% , 07/23/25 .................. 29 28,711
2.80% , 04/01/31 .................. 65 52,977
4.40% , 04/01/33
(b)
................. 60 52,747
6.48% , 10/23/45 .................. 60 55,407
5.38% , 05/01/47 .................. 35 28,098
5.75% , 04/01/48 .................. 67 56,357
3.70% , 04/01/51 .................. 35 21,408
3.90% , 06/01/52 .................. 45 28,282
3.85% , 04/01/61 .................. 50 29,395
3.95% , 06/30/62 .................. 35 20,788
Discovery Communications LLC
3.95% , 03/20/28 .................. 85 79,547
5.20% , 09/20/47 .................. 45 36,397
4.00% , 09/15/55 .................. 35 22,250
Fox Corp.
4.71% , 01/25/29 .................. 50 48,871
6.50% , 10/13/33 .................. 10 10,437
5.48% , 01/25/39 .................. 25 23,607
5.58% , 01/25/49 .................. 10 9,129
Interpublic Group of Cos., Inc. (The)
2.40% , 03/01/31 .................. 18 14,983
5.40% , 10/01/48 .................. 10 9,266
Omnicom Group, Inc.
3.60% , 04/15/26 .................. 25 24,227
2.60% , 08/01/31 .................. 32 26,831
Paramount Global
4.95% , 01/15/31 .................. 45 40,290
6.88% , 04/30/36 .................. 10 9,541
4.38% , 03/15/43 .................. 25 17,067
5.85% , 09/01/43 .................. 10 8,146
4.95% , 05/19/50 .................. 25 18,083
Time Warner Cable LLC
6.55% , 05/01/37 .................. 20 18,966
7.30% , 07/01/38 .................. 25 25,340
6.75% , 06/15/39 .................. 35 34,042
5.50% , 09/01/41 .................. 35 29,193
Warnermedia Holdings, Inc.
3.64% , 03/15/25 .................. 50 49,111
4.28% , 03/15/32
(b)
................. 80 69,955
5.05% , 03/15/42 .................. 20 16,529
5.14% , 03/15/52 .................. 125 98,510
5.39% , 03/15/62 .................. 15 11,800
1,126,288
Metals & Mining — 0.8%
ArcelorMittal SA
4.25% , 07/16/29 .................. 63 59,983
7.00% , 10/15/39
(d)
................. 5 5,411
Barrick North America Finance LLC, 5.70%,
05/30/41 ...................... 35 34,899
Freeport-McMoRan, Inc.
4.13% , 03/01/28 .................. 38 36,267
5.40% , 11/14/34 .................. 20 19,565
5.45% , 03/15/43 .................. 25 23,556
Newmont Corp.
2.25% , 10/01/30 .................. 25 21,110
2.60% , 07/15/32 .................. 46 38,014

Schedule of Investments
(unaudited) (continued)
May 31, 2024
iShares
®
BBB Rated Corporate Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
4.88% , 03/15/42 .................. USD 35 $ 32,035
270,840
Multi-Utilities — 1.4%
Dominion Energy, Inc.
Series C , 3.38% , 04/01/30 ........... 80 71,824
Series B , 3.30% , 04/15/41 ............ 24 17,473
DTE Energy Co.
Series C , 2.53% , 10/01/24
(d)
.......... 27 26,722
2.85% , 10/01/26 .................. 35 33,048
National Grid plc, 5.42%, 01/11/34 ....... 25 24,400
NiSource, Inc.
3.49% , 05/15/27 .................. 35 33,274
3.60% , 05/01/30 .................. 45 41,063
4.38% , 05/15/47 .................. 50 40,778
Public Service Enterprise Group, Inc.
5.85% , 11/15/27 .................. 41 41,702
2.45% , 11/15/31 .................. 17 13,905
Sempra
3.40% , 02/01/28 .................. 52 48,791
4.00% , 02/01/48 .................. 40 30,247
WEC Energy Group, Inc., 2.20%, 12/15/28 .. 43 37,741
460,968
Office REITs — 0.6%
Alexandria Real Estate Equities, Inc.
2.00% , 05/18/32 .................. 68 52,996
4.00% , 02/01/50 .................. 15 11,065
5.15% , 04/15/53 .................. 25 22,008
Boston Properties LP
3.65% , 02/01/26 .................. 25 24,083
2.75% , 10/01/26 .................. 20 18,626
2.90% , 03/15/30 .................. 45 38,082
3.25% , 01/30/31 .................. 40 33,646
200,506
Oil, Gas & Consumable Fuels — 9.9%
Apache Corp., 4.25%, 01/15/30
(b)
........ 20 18,523
Boardwalk Pipelines LP
5.95% , 06/01/26 .................. 18 18,086
3.40% , 02/15/31 .................. 25 21,722
Canadian Natural Resources Ltd.
3.85% , 06/01/27
(b)
................. 35 33,505
6.25% , 03/15/38 .................. 25 25,637
4.95% , 06/01/47 .................. 15 13,125
Cenovus Energy, Inc.
6.75% , 11/15/39 .................. 8 8,564
3.75% , 02/15/52
(b)
................. 25 17,680
Cheniere Corpus Christi Holdings LLC
5.13% , 06/30/27 .................. 45 44,656
2.74% , 12/31/39 .................. 19 15,011
Cheniere Energy Partners LP
3.25% , 01/31/32 .................. 45 38,169
5.95% , 06/30/33
(b)
................. 25 25,257
Cheniere Energy, Inc., 5.65%, 04/15/34
(a)
... 35 34,672
Columbia Pipeline Group, Inc., 5.80%, 06/01/45 15 14,683
Continental Resources, Inc., 4.90%, 06/01/44 25 20,659
Devon Energy Corp.
4.50% , 01/15/30 .................. 24 22,921
5.60% , 07/15/41 .................. 20 18,810
5.00% , 06/15/45 .................. 20 17,269
Diamondback Energy, Inc.
3.50% , 12/01/29 .................. 70 64,196
5.40% , 04/18/34 .................. 25 24,633
4.25% , 03/15/52 .................. 20 15,553
5.75% , 04/18/54 .................. 25 24,076
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Enbridge, Inc.
3.50% , 06/10/24 .................. USD 25 $ 24,990
5.70% , 03/08/33 .................. 50 50,144
2.50% , 08/01/33 .................. 25 19,672
4.00% , 11/15/49 .................. 25 18,828
Energy Transfer LP
4.75% , 01/15/26 .................. 50 49,364
5.50% , 06/01/27 .................. 71 71,064
4.15% , 09/15/29 .................. 36 33,930
3.75% , 05/15/30 .................. 53 48,472
5.75% , 02/15/33 .................. 35 35,079
6.55% , 12/01/33 .................. 30 31,652
5.00% , 05/15/44
(d)
................. 42 36,358
5.15% , 03/15/45 .................. 35 30,768
6.25% , 04/15/49 .................. 34 33,833
5.00% , 05/15/50 .................. 70 59,384
EQT Corp., 5.70%, 04/01/28 ........... 43 43,216
Hess Corp.
7.30% , 08/15/31 .................. 32 35,582
5.60% , 02/15/41
(b)
................. 35 34,841
Kinder Morgan Energy Partners LP
6.95% , 01/15/38 .................. 45 48,781
5.50% , 03/01/44 .................. 39 36,017
Kinder Morgan, Inc.
4.30% , 06/01/25 .................. 87 85,936
1.75% , 11/15/26 .................. 36 33,020
7.75% , 01/15/32 .................. 25 28,015
5.20% , 06/01/33 .................. 25 24,137
5.55% , 06/01/45 .................. 40 37,412
3.60% , 02/15/51 .................. 45 30,761
Marathon Oil Corp.
4.40% , 07/15/27 .................. 28 27,375
6.60% , 10/01/37 .................. 10 10,817
5.20% , 06/01/45 .................. 15 13,939
Marathon Petroleum Corp.
4.70% , 05/01/25 .................. 75 74,336
6.50% , 03/01/41 .................. 30 31,542
MPLX LP
1.75% , 03/01/26
(b)
................. 57 53,352
2.65% , 08/15/30 .................. 60 51,227
4.50% , 04/15/38 .................. 40 34,812
5.50% , 02/15/49 .................. 45 41,593
5.65% , 03/01/53 .................. 35 33,048
Occidental Petroleum Corp.
5.55% , 03/15/26 .................. 35 34,924
8.88% , 07/15/30
(b)
................. 30 34,369
7.50% , 05/01/31 .................. 60 66,026
6.60% , 03/15/46 .................. 35 36,541
ONEOK, Inc.
5.85% , 01/15/26 .................. 20 20,074
4.00% , 07/13/27 .................. 39 37,529
6.35% , 01/15/31 .................. 10 10,440
6.10% , 11/15/32 .................. 35 35,989
4.25% , 09/15/46 .................. 25 19,358
5.20% , 07/15/48 .................. 40 35,405
3.95% , 03/01/50 .................. 30 21,693
6.63% , 09/01/53 .................. 25 26,726
Ovintiv, Inc., 6.50%, 08/15/34 .......... 20 20,908
Phillips 66
4.65% , 11/15/34 .................. 35 32,439
4.88% , 11/15/44 .................. 35 31,396
Phillips 66 Co.
4.95% , 12/01/27 .................. 30 29,790
3.15% , 12/15/29 .................. 30 26,956

Schedule of Investments
(unaudited) (continued)
May 31, 2024
iShares
®
BBB Rated Corporate Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Plains All American Pipeline LP
3.55% , 12/15/29 .................. USD 45 $ 40,848
5.15% , 06/01/42 .................. 21 18,556
Sabine Pass Liquefaction LLC
5.63% , 03/01/25 .................. 52 52,008
4.50% , 05/15/30 .................. 60 57,277
Spectra Energy Partners LP, 4.50%, 03/15/45 25 20,511
Suncor Energy, Inc.
6.80% , 05/15/38 .................. 35 37,380
3.75% , 03/04/51
(b)
................. 35 25,047
Targa Resources Corp.
4.20% , 02/01/33 .................. 40 35,858
6.13% , 03/15/33 .................. 25 25,650
6.25% , 07/01/52 .................. 25 25,148
Targa Resources Partners LP, 6.88%, 01/15/29 60 61,866
TransCanada PipeLines Ltd.
4.25% , 05/15/28 .................. 25 24,073
2.50% , 10/12/31 .................. 42 34,829
6.20% , 10/15/37 .................. 35 35,930
7.63% , 01/15/39 .................. 26 30,085
5.10% , 03/15/49
(b)
................. 35 31,633
Transcontinental Gas Pipe Line Co. LLC,
7.85%, 02/01/26 ................. 24 24,728
Valero Energy Corp.
4.35% , 06/01/28 .................. 35 33,878
2.80% , 12/01/31
(b)
................. 30 25,283
6.63% , 06/15/37 .................. 25 26,701
3.65% , 12/01/51 .................. 20 13,897
Western Midstream Operating LP
(d)
4.05% , 02/01/30
(b)
................. 40 37,125
5.25% , 02/01/50 .................. 35 30,392
Williams Cos., Inc. (The)
5.40% , 03/02/26 .................. 25 24,945
3.75% , 06/15/27 .................. 30 28,673
2.60% , 03/15/31 .................. 65 54,676
6.30% , 04/15/40 .................. 30 31,096
5.10% , 09/15/45 .................. 35 31,775
3.50% , 10/15/51 .................. 25 17,311
3,348,446
Passenger Airlines — 0.2%
Southwest Airlines Co., 5.25%, 05/04/25 .... 68 67,726
Pharmaceuticals — 1.0%
Mylan, Inc., 5.20%, 04/15/48 ........... 35 28,203
Royalty Pharma plc
1.20% , 09/02/25 .................. 37 35,023
1.75% , 09/02/27 .................. 53 47,284
3.30% , 09/02/40 .................. 25 18,124
3.55% , 09/02/50
(b)
................. 20 13,419
Shire Acquisitions Investments Ireland DAC,
3.20%, 09/23/26 ................. 25 23,829
Utah Acquisition Sub, Inc., 3.95%, 06/15/26 .. 25 24,118
Viatris, Inc.
2.70% , 06/22/30
(b)
................. 45 37,904
4.00% , 06/22/50 .................. 30 20,264
Zoetis, Inc.
5.40% , 11/14/25 .................. 30 29,976
2.00% , 05/15/30 .................. 52 43,521
4.70% , 02/01/43 .................. 30 26,828
348,493
Security
Par (000)
Par (000) Value
Professional Services — 0.3%
Broadridge Financial Solutions, Inc., 2.60%,
05/01/31 ...................... USD 29 $ 24,197
Equifax, Inc.
3.10% , 05/15/30 .................. 25 22,176
2.35% , 09/15/31 .................. 43 35,123
Thomson Reuters Corp., 5.85%, 04/15/40
(b)
.. 5 5,152
Verisk Analytics, Inc., 3.63%, 05/15/50 ..... 20 14,160
100,808
Real Estate Management & Development — 0.2%
CBRE Services, Inc., 2.50%, 04/01/31 ..... 65 53,586
Residential REITs — 0.1%
American Homes 4 Rent LP, 3.63%, 04/15/32 10 8,676
Essex Portfolio LP, 2.65%, 03/15/32 ...... 30 24,470
33,146
Retail REITs — 0.3%
Brixmor Operating Partnership LP
4.13% , 06/15/26 .................. 26 25,226
2.50% , 08/16/31 .................. 30 24,482
Kimco Realty OP LLC
3.30% , 02/01/25 .................. 10 9,857
2.70% , 10/01/30 .................. 30 25,764
6.40% , 03/01/34 .................. 20 21,101
106,430
Semiconductors & Semiconductor Equipment — 2.4%
Broadcom Corp., 3.88%, 01/15/27 ....... 75 72,411
Broadcom, Inc.
(a)
4.00% , 04/15/29 .................. 60 56,740
2.45% , 02/15/31 .................. 105 87,755
3.42% , 04/15/33 .................. 105 89,620
3.47% , 04/15/34 .................. 20 16,853
3.14% , 11/15/35 .................. 60 47,680
4.93% , 05/15/37 .................. 20 18,609
3.50% , 02/15/41 .................. 50 38,092
3.75% , 02/15/51 .................. 15 11,050
Marvell Technology, Inc.
2.45% , 04/15/28 .................. 35 31,465
2.95% , 04/15/31 .................. 32 27,364
Microchip Technology, Inc., 4.25%, 09/01/25 . 31 30,503
Micron Technology, Inc.
4.19% , 02/15/27 .................. 35 33,975
6.75% , 11/01/29 .................. 41 43,523
4.66% , 02/15/30 .................. 64 61,805
3.48% , 11/01/51 .................. 15 10,341
NXP BV
3.88% , 06/18/26 .................. 21 20,362
4.30% , 06/18/29 .................. 41 39,166
2.65% , 02/15/32 .................. 10 8,255
5.00% , 01/15/33
(b)
................. 25 24,246
3.25% , 05/11/41 .................. 15 10,956
3.13% , 02/15/42 .................. 15 10,605
3.25% , 11/30/51 .................. 5 3,299
794,675
Software — 3.3%
Autodesk, Inc., 2.40%, 12/15/31 ......... 26 21,358
Oracle Corp.
2.50% , 04/01/25
(b)
................. 79 77,144
2.95% , 05/15/25 .................. 50 48,749
1.65% , 03/25/26 .................. 41 38,347
2.65% , 07/15/26 .................. 25 23,603
4.50% , 05/06/28 .................. 75 73,355
2.95% , 04/01/30 .................. 35 30,886
2.88% , 03/25/31 .................. 155 133,195

Schedule of Investments
(unaudited) (continued)
May 31, 2024
iShares
®
BBB Rated Corporate Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Software (continued)
4.30% , 07/08/34 .................. USD 35 $ 31,710
6.50% , 04/15/38 .................. 65 69,392
3.60% , 04/01/40 .................. 95 73,195
3.65% , 03/25/41 .................. 80 61,247
4.00% , 07/15/46 .................. 10 7,648
3.60% , 04/01/50 .................. 15 10,438
3.95% , 03/25/51 .................. 65 47,826
5.55% , 02/06/53
(b)
................. 15 14,211
3.85% , 04/01/60 .................. 110 75,365
4.10% , 03/25/61 .................. 35 25,173
Roper Technologies, Inc.
1.00% , 09/15/25 .................. 56 52,873
1.40% , 09/15/27 .................. 41 36,261
1.75% , 02/15/31 .................. 23 18,404
VMware LLC, 3.90%, 08/21/27 .......... 110 105,106
Workday, Inc., 3.50%, 04/01/27 ......... 37 35,345
1,110,831
Specialized REITs — 1.9%
American Tower Corp.
2.40% , 03/15/25 .................. 25 24,375
3.38% , 10/15/26 .................. 72 68,645
3.80% , 08/15/29 .................. 120 111,057
3.10% , 06/15/50 .................. 70 44,842
Crown Castle, Inc.
3.80% , 02/15/28 .................. 150 141,635
2.50% , 07/15/31 .................. 50 41,108
2.90% , 04/01/41 .................. 34 23,550
3.25% , 01/15/51 .................. 15 9,903
CubeSmart LP, 2.25%, 12/15/28 ......... 20 17,522
Equinix, Inc.
1.45% , 05/15/26 .................. 31 28,642
2.15% , 07/15/30 .................. 70 58,004
2.95% , 09/15/51 .................. 17 10,459
Extra Space Storage LP, 2.40%, 10/15/31 ... 25 20,359
Weyerhaeuser Co.
4.00% , 11/15/29 .................. 25 23,359
7.38% , 03/15/32 .................. 30 33,542
657,002
Specialty Retail — 1.6%
AutoNation, Inc., 3.85%, 03/01/32
(b)
....... 10 8,813
AutoZone, Inc.
1.65% , 01/15/31 .................. 25 19,928
4.75% , 08/01/32 .................. 33 31,534
4.75% , 02/01/33 .................. 25 23,810
Best Buy Co., Inc., 1.95%, 10/01/30
(b)
..... 24 19,749
Dick's Sporting Goods, Inc., 4.10%, 01/15/52 . 10 7,100
Lowe's Cos., Inc.
4.80% , 04/01/26 .................. 50 49,581
2.50% , 04/15/26 .................. 65 61,815
1.70% , 10/15/30 .................. 61 49,415
5.00% , 04/15/33 .................. 40 39,188
3.70% , 04/15/46 .................. 45 33,213
4.25% , 04/01/52 .................. 40 31,422
5.80% , 09/15/62 .................. 30 29,164
5.85% , 04/01/63 .................. 30 29,357
O'Reilly Automotive, Inc., 3.90%, 06/01/29 ... 60 56,656
Tractor Supply Co., 5.25%, 05/15/33 ...... 35 34,654
525,399
Technology Hardware, Storage & Peripherals — 1.3%
Dell International LLC
6.02% , 06/15/26 .................. 34 34,297
5.25% , 02/01/28 .................. 70 70,177
8.10% , 07/15/36 .................. 25 29,825
Security
Par (000)
Par (000) Value
Technology Hardware, Storage & Peripherals (continued)
3.45% , 12/15/51 .................. USD 16 $ 10,888
Hewlett Packard Enterprise Co.
(d)
4.90% , 10/15/25 .................. 58 57,546
6.35% , 10/15/45
(b)
................. 20 21,195
HP, Inc.
2.20% , 06/17/25 .................. 30 28,989
4.75% , 01/15/28
(b)
................. 70 68,988
2.65% , 06/17/31 .................. 35 29,393
6.00% , 09/15/41
(b)
................. 20 20,456
NetApp, Inc., 1.88%, 06/22/25 .......... 55 52,850
Western Digital Corp., 3.10%, 02/01/32 .... 15 12,144
436,748
Textiles, Apparel & Luxury Goods — 0.2%
Tapestry, Inc.
7.00% , 11/27/26 .................. 25 25,655
7.85% , 11/27/33 .................. 25 26,337
VF Corp.
2.40% , 04/23/25 .................. 10 9,683
2.95% , 04/23/30
(b)
................. 20 16,165
77,840
Tobacco — 2.0%
Altria Group, Inc.
4.40% , 02/14/26 .................. 41 40,325
4.80% , 02/14/29 .................. 84 82,362
5.80% , 02/14/39 .................. 40 39,721
4.50% , 05/02/43 .................. 35 28,673
5.95% , 02/14/49
(b)
................. 60 58,591
3.70% , 02/04/51 .................. 35 23,537
BAT Capital Corp.
3.22% , 08/15/24 .................. 33 32,818
3.56% , 08/15/27 .................. 44 41,648
6.34% , 08/02/30 .................. 70 72,998
2.73% , 03/25/31 .................. 40 33,580
4.74% , 03/16/32 .................. 25 23,730
4.39% , 08/15/37 .................. 50 42,151
4.54% , 08/15/47 .................. 50 38,698
5.65% , 03/16/52 .................. 30 26,993
Reynolds American, Inc.
4.45% , 06/12/25 .................. 51 50,384
5.85% , 08/15/45 .................. 30 27,932
664,141
Trading Companies & Distributors — 0.6%
Air Lease Corp.
2.88% , 01/15/26
(b)
................. 37 35,378
2.20% , 01/15/27 .................. 30 27,598
2.10% , 09/01/28 .................. 85 74,214
Aircastle Ltd., 4.25%, 06/15/26 .......... 25 24,299
GATX Corp.
4.00% , 06/30/30 .................. 35 32,330
3.10% , 06/01/51 .................. 10 6,288
200,107
Water Utilities — 0.1%
Essential Utilities, Inc.
3.35% , 04/15/50 .................. 10 6,653
5.30% , 05/01/52 .................. 15 13,659
20,312
Wireless Telecommunication Services — 3.3%
Rogers Communications, Inc.
3.63% , 12/15/25 .................. 30 29,097
3.20% , 03/15/27 .................. 71 67,183
5.30% , 02/15/34 .................. 25 24,371
5.00% , 03/15/44 .................. 50 44,758

Schedule of Investments
(unaudited) (continued)
May 31, 2024
iShares
®
BBB Rated Corporate Bond ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services (continued)
3.70% , 11/15/49 .................. USD 60 $ 42,415
Telefonica Europe BV, 8.25%, 09/15/30 .... 60 67,782
T-Mobile USA, Inc.
3.50% , 04/15/25 .................. 25 24,528
1.50% , 02/15/26 .................. 57 53,306
3.75% , 04/15/27 .................. 85 81,511
4.95% , 03/15/28 .................. 35 34,635
3.88% , 04/15/30 .................. 145 134,840
2.55% , 02/15/31 .................. 85 71,694
3.50% , 04/15/31 .................. 35 31,262
5.05% , 07/15/33 .................. 40 38,957
3.00% , 02/15/41 .................. 55 39,497
4.50% , 04/15/50 .................. 65 54,174
3.30% , 02/15/51 .................. 60 40,404
3.40% , 10/15/52 .................. 15 10,181
5.65% , 01/15/53 .................. 30 29,505
3.60% , 11/15/60 .................. 45 30,281
Vodafone Group plc
4.38% , 05/30/28
(b)
................. 60 58,599
6.15% , 02/27/37 .................. 20 20,895
5.25% , 05/30/48 .................. 45 41,809
4.25% , 09/17/50 .................. 15 11,765
5.75% , 02/10/63 .................. 33 32,122
1,115,571
Total Long-Term Investments — 96 .5%
(Cost: $ 35,211,021 ) ............................... 32,652,415
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 8.0%
(e)(f)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.49%
(g)
.................. 1,952,450 $ 1,953,036
BlackRock Cash Funds: Treasury, SL Agency
Shares , 5.28% ................... 740,524 740,524
Total Short-Term Securities — 8 .0%
(Cost: $ 2,692,969 ) ............................... 2,693,560
Total Investments — 104 .5%
(Cost: $ 37,903,990 ) ............................... 35,345,975
Liabilities in Excess of Other Assets — (4.5) % ............. (1,531,019)
Net Assets — 100.0% ...............................
$ 33,814,956
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
All or a portion of this security is on loan.
(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(d)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease
(step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
02/29/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
05/31/24
Shares
Held at
05/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 2,751,987 $ — $ (798,583)
(a)
$ (189) $ (179) $ 1,953,036 1,952,450 $ 1,742
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 630,000 110,524
(a)
— — — 740,524 740,524 9,812 —
$ (189) $ (179) $ 2,693,560 $ 11,554 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
May 31, 2024
iShares
®
BBB Rated Corporate Bond ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Corporate Bonds ......................................... $ — $ 32,652,415 $ — $ 32,652,415
Short-Term Securities
Money Market Funds ...................................... 2,693,560 — — 2,693,560
$ 2,693,560 $ 32,652,415 $ — $ 35,345,975
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
DAC Designated Activity Company
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate